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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                                13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2010

Check here if Amendment [ ]; Amendment Number: _______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    BURGUNDY ASSET MANAGEMENT LTD
Address: 181 BAY STREET, SUITE 4510
         BAY WELLINGTON TOWER, BROOKFIELD PLACE
         TORONTO, ONTARIO M5J 2T3

Form 13F File Number: 28-11129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      FRANCA DEBARTOLO
Title:     VICE PRESIDENT & CCO
Phone:     (416) 640-2678

Signature, Place, and Date of Signing:

   /s/ Franca DeBartolo    Toronto, Ontario Canada       January 31, 2011
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number    Name

28-_________________     _________________________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 104

Form 13F Information Table Value Total: 3,554,048
                                        ___________
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                                                          VOTING AUTHORITY
                          TITLE OF                           SHRS OR                 INVESTMENT OTHER    -------------------
                          CLASS    CUSIP       VALUE (x1000) PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE   SHARED NONE
NAME OF ISSUER            -------- ----------- ------------- ------- ------ -------- ---------- -------- ------- ------ ----
3M Co.................... COM      88579Y 10 1      30836     357314   SH               SOLE              357314
Activision Blizzard Inc.. COM      00507V 10 9      25278    2032011   SH               SOLE             2032011
Altria Group Inc......... COM      02209S 10 3      23905     970939   SH               SOLE              970939
AmerisourceBergen
 Corp.................... COM      03073E 10 8      37843    1109121   SH               SOLE             1109121
Arbitron Inc............. COM      03875Q 10 8      42211    1016632   SH               SOLE             1016632
Ares Capital Corp........ COM      04010L 10 3      54334    3296959   SH               SOLE             3296959
Arthur J. Gallagher &
 Co...................... COM      363576 10 9      35504    1220904   SH               SOLE             1220904
Artio Global Investors
 Inc..................... COM      04315B 10 7      13306     902101   SH               SOLE              902101
Bank of Montreal......... COM      063671 10 1        867      15000   SH               SOLE               15000
Bank of New York
 Mellon Corp............. COM      064058 10 0      43367    1435998   SH               SOLE             1435998
Bank of Nova
 Scotia.................. COM      064149 10 7      97570    1699586   SH               SOLE             1699586
Barrick Gold Corp........ COM      067901 10 8        459       8600   SH               SOLE                8600
Baxter International
 Inc..................... COM      071813 10 9      35254     696451   SH               SOLE              696451
Becton, Dickinson and
 Co...................... COM      075887 10 9      31588     373739   SH               SOLE              373739
Berkshire Hathaway
 Inc..................... CL A     084670 10 8      30113        250   SH               SOLE                 250
Berkshire Hathaway
 Inc..................... CL B     084670 70 2       1580      19721   SH               SOLE               19721
Bridgepoint Education
 Inc..................... COM      10807M 10 5      28564    1503371   SH               SOLE             1503371
Brown & Brown
 Inc..................... COM      115236 10 1      47838    1998256   SH               SOLE             1998256
Canadian National
 Railway Co.............. COM      136375 10 2      76100    1140783   SH               SOLE             1140783
Canadian Natural
 Resources Ltd........... COM      136385 10 1     102951    2308862   SH               SOLE             2308862
Canadian Pacific
 Railway Ltd............. COM      13645T 10 0      61143     941108   SH               SOLE              941108
CareFusion Corp.......... COM      14170T 10 1       5521     214808   SH               SOLE              214808
Cenovus Energy
 Inc..................... COM      15135U 10 9     117123    3500431   SH               SOLE             3500431
Cisco Systems Inc........ COM      17275R 10 2      58961    2914549   SH               SOLE             2914549
Citigroup Inc............ COM      172967 10 1       1183     250000   SH               SOLE              250000
Copart, Inc.............. COM      217204 10 6      22843     611580   SH               SOLE              611580
Corporate Executive
 Board Co................ COM      21988R 10 2      42648    1135764   SH               SOLE             1135764
DealerTrack Holdings
 Inc..................... COM      242309 10 2      27029    1346732   SH               SOLE             1346732
Dentsply International
 Inc..................... COM      249030 10 7      18837     551285   SH               SOLE              551285
Dollar Financial
 Corp.................... COM      256664 10 3      40954    1430452   SH               SOLE             1430452
Dun & Bradstreet
 Corp.................... COM      26483E 10 4       2025      24667   SH               SOLE               24667
Eaton Vance Floating-
 Rate Income
 Trust................... COM      278279 10 4       3866     241623   SH               SOLE              241623
EchoStar Corp............ CL A     278768 10 6      50092    2006078   SH               SOLE             2006078
Enbridge Inc............. COM      29250N 10 5        320       5660   SH               SOLE                5660
EnCana Corp.............. COM      292505 10 4     135827    4644131   SH               SOLE             4644131
Equifax Inc.............. COM      294429 10 5     101121    2840487   SH               SOLE             2840487
Expedia Inc.............. COM      30212P 10 5      65794    2622338   SH               SOLE             2622338
Exxon Mobil Corp......... COM      30231G 10 2      40512     554052   SH               SOLE              554052
FirstService Corp........ SUB VTG
                          SH       33761N 10 9      42376    1402605   SH               SOLE             1402605
General Electric Co...... COM      369604 10 3        915      50000   SH               SOLE               50000
Gilead Sciences,
 Inc..................... COM      375558 10 3      27132     748666   SH               SOLE              748666
Gladstone Investment
 Corp.................... COM      376546 10 7      16714    2184859   SH               SOLE             2184859
Graco Inc................ COM      384109 10 4      17727     449347   SH               SOLE              449347
HCC Insurance
 Holdings Inc............ COM      404132 10 2      28599     988232   SH               SOLE              988232
Hilltop Holdings
 Inc..................... COM      432748 10 1      22112    2229055   SH               SOLE             2229055
IAC/InterActiveCorp...... COM      44919P 50 8      43626    1520085   SH               SOLE             1520085
Iconix Brand Group
 Inc..................... COM      451055 10 7      51702    2677480   SH               SOLE             2677480
iShares iBoxx High
 Yield Corporate
 Bond Fund............... COM      464288 51 3       3520      38981   SH               SOLE               38981
Johnson & Johnson
 Inc..................... COM      478160 10 4      50436     815449   SH               SOLE              815449
Kayne Anderson
 Energy Development
 Co...................... COM      48660Q 10 2      14358     797222   SH               SOLE              797222
Kimberly-Clark
 Corp.................... COM      494368 10 3      29820     473036   SH               SOLE              473036
Kraft Foods Inc.......... COM      50075N 10 4        473      15000   SH               SOLE               15000
Laboratory Corporation
 of America
 Holdings................ COM      50540R 40 9       5028      57185   SH               SOLE               57185
Lender Processing
 Services Inc............ COM      52602E 10 2      49068    1662197   SH               SOLE             1662197
Lockheed Martin
 Corp.................... COM      539830 10 9      16591     237326   SH               SOLE              237326
LoJack Corporation....... COM      539451 10 4        431      66794   SH               SOLE               66794
Lorillard Inc............ COM      544147 10 1      17651     215098   SH               SOLE              215098
M&T Bank Corp............ COM      55261F 10 4        284       3259   SH               SOLE                3259
Madison Square
 Garden Inc.............. COM      55826P 10 0      60109    2331624   SH               SOLE             2331624
MarketAxess Holdings
 Inc..................... COM      57060D 10 8      67973    3266357   SH               SOLE             3266357
McCormick & Co.,
 Inc..................... COM      579780 20 6      22965     493561   SH               SOLE              493561
McDonald's Corp.......... COM      580135 10 1       1815      23642   SH               SOLE               23642
McGraw-Hill
 Companies, Inc.......... COM      580645 10 9        326       8960   SH               SOLE                8960
Medtronic Inc............ COM      585055 10 6      30951     834492   SH               SOLE              834492
Merck & Co., Inc......... COM      58933Y 10 5       1158      32120   SH               SOLE               32120
Microsoft Corp........... COM      594918 10 4      61232    2193109   SH               SOLE             2193109
Monsanto Co.............. COM      61166W 10 1      33623     482814   SH               SOLE              482814
Moody's Corp............. COM      615369 10 5       4376     164893   SH               SOLE              164893
MSCI Inc................. COM      55354G 10 0      28392     728745   SH               SOLE              728745
NGP Capital Resources
 Co...................... COM      62912R 10 7      10839    1178203   SH               SOLE             1178203
Nutraceutical
 International
 Corp.................... COM      67060Y 10 1      13634     960837   SH               SOLE              960837
Omnicom Group
 Inc..................... COM      681919 10 6       1839      40144   SH               SOLE               40144
Oracle Corp.............. COM      68389X 10 5      60373    1928859   SH               SOLE             1928859
Patterson-UTI Energy
 Inc..................... COM      703481 10 1       2482     115152   SH               SOLE              115152
Penn Millers Holdings
 Corp.................... COM      707561 10 6        261      19857   SH               SOLE               19857
Penske Auto Group
 Inc..................... COM      70959W 10 3      41115    2360229   SH               SOLE             2360229
PepsiCo Inc.............. COM      713448 10 8      44029     673954   SH               SOLE              673954
Pfizer Inc............... COM      717081 10 3        408    23329.3   SH               SOLE             23329.3
Philip Morris
 International Inc....... COM      718172 10 9      42760     730570   SH               SOLE              730570
Primerica Inc............ COM      74164M 10 8      33364    1375851   SH               SOLE             1375851
Procter & Gamble
 Co...................... COM      742718 10 9      21194     329458   SH               SOLE              329458
Qualcomm Inc............. COM      747525 10 3      46279     935114   SH               SOLE              935114
Ritchie Bros.
 Auctioneers Inc......... COM      767744 10 5      78746    3416296   SH               SOLE             3416296
Rogers
 Communications
 Inc..................... CL B     775109 20 0      58869    1692287   SH               SOLE             1692287
Royal Bank of
 Canada.................. COM      780087 10 2      96505    1834610   SH               SOLE             1834610
Shaw Communications
 Inc..................... CL B     82028K 20 0        937      43648   SH               SOLE               43648
Solera Holdings Inc...... COM      83421A 10 4      28894     563024   SH               SOLE              563024
SPDR Barclays Capital
 High Yield Bond
 ETF..................... COM      78464A 41 7       3465      87261   SH               SOLE               87261
Sun Life Financial
 Inc..................... COM      866796 10 5      49729    1642703   SH               SOLE             1642703
Suncor Energy Inc........ COM      867224 10 7      33665     874706   SH               SOLE              874706
Symantec Corp............ COM      871503 10 8        218      13023   SH               SOLE               13023
Thomson Reuters
 Corp.................... COM      884903 10 5     168346    4496288   SH               SOLE             4496288
Tim Hortons Inc.......... COM      88706M 10 3     149232    3611438   SH               SOLE             3611438
Time Warner Inc.......... COM      887317 30 3        219       6800   SH               SOLE                6800
Toronto-Dominion
 Bank.................... COM      891160 50 9      97458    1305511   SH               SOLE             1305511
United Technologies
 Corp.................... COM      913017 10 9      36396     462343   SH               SOLE              462343
US Gold Corp............. COM      912023 20 7         81      10000   SH               SOLE               10000
Viacom Inc............... CL A     92553P 10 2        494      10782   SH               SOLE               10782
Visa Inc................. COM      92826C 83 9      20927     297343   SH               SOLE              297343
Wal-Mart Stores
 Inc..................... COM      931142 10 3        863      16000   SH               SOLE               16000
Washington Post
 Co...................... CL B     939640 10 8      32508      73965   SH               SOLE               73965
Wesco Financial
 Corp.................... COM      950817 10 6       2818       7650   SH               SOLE                7650
Western Union Co......... COM      959802 10 9      46818    2521152   SH               SOLE             2521152
Yahoo! Inc............... COM      984332 10 6      21532    1294782   SH               SOLE             1294782
                                   TOTAL          3554048                                        COUNT       104